INCOME TAXES - Components of Net Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets
Net operating loss carryforward	$ 68,254	$ 52,970
Research and development credits	12,648	9,728
Intangibles	3,289	3,684
Accruals	1,412	696
Stock compensation	8,581	5,130
Capitalized research and development costs	51,772	19,585
Deferred revenue	0	37
Operating lease liabilities	697	1,118
Other	10	0
Gross deferred tax assets	146,663	92,948
Less: Valuation allowance	(146,005)	(91,586)
Total deferred tax assets	658	1,362
Deferred income tax liabilities
Fixed assets	(10)	(35)
Operating lease right-of-use assets	(648)	(1,048)
Other	0	(279)
Total deferred tax liabilities	(658)	(1,362)
Net deferred tax assets (liabilities)		0
Net deferred tax assets (liabilities)	$ 0	$ 0